Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.456%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,766,908.90

Principal:
Principal Collections	$21,015,311.46
Prepayments in Full	$10,504,637.49
Liquidation Proceeds	$419,277.42
Recoveries	$155,114.46
Sub Total	$32,094,340.83
Collections	$33,861,249.73

Purchase Amounts:
Purchase Amounts Related to Principal	$289,051.43
Purchase Amounts Related to Interest	$1,483.24
Sub Total	$290,534.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,151,784.40

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,151,784.40
Servicing Fee	$523,168.94	$523,168.94	$0.00	$0.00	$33,628,615.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,628,615.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,628,615.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,628,615.46
Interest - Class A-3 Notes	$324,737.20	$324,737.20	$0.00	$0.00	$33,303,878.26
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$33,129,301.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,129,301.43
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$33,035,342.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,035,342.43
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$32,967,477.01
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,967,477.01
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$32,884,257.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,884,257.43
Regular Principal Payment	$31,007,368.72	$31,007,368.72	$0.00	$0.00	$1,876,888.71
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,876,888.71
Residual Released to Depositor	$0.00	$1,876,888.71	$0.00	$0.00	$0.00
Total		$34,151,784.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,007,368.72
Total					$31,007,368.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,007,368.72	$52.75	$324,737.20	$0.55	$31,332,105.92	$53.30
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$31,007,368.72	$16.50	$744,358.03	$0.40	$31,751,726.75	$16.90

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$335,935,037.72	0.5715125	$304,927,669.00	0.5187609
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$597,495,037.72	0.3179247	$566,487,669.00	0.3014258

Pool Information
Weighted Average APR	3.479%	3.474%
Weighted Average Remaining Term	33.85	33.04
Number of Receivables Outstanding	44,796	43,565
Pool Balance	$627,802,729.62	$595,006,179.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$597,495,037.72	$566,487,669.00
Pool Factor	0.3233766	0.3064833

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$28,518,510.80
Targeted Overcollateralization Amount	$28,518,510.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,518,510.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		147	$568,272.02
(Recoveries)		139	$155,114.46
Net Loss for Current Collection Period			$413,157.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7897%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4351%
Second Prior Collection Period			0.5389%
Prior Collection Period			0.6478%
Current Collection Period			0.8109%
Four Month Average (Current and Prior Three Collection Periods)			0.6082%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,410	$12,889,583.24
(Cumulative Recoveries)			$1,690,247.57
Cumulative Net Loss for All Collection Periods			$11,199,335.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5769%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,922.81
Average Net Loss for Receivables that have experienced a Realized Loss			$2,539.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.75%	609	$10,401,035.41
61-90 Days Delinquent	0.21%	73	$1,238,537.98
91-120 Days Delinquent	0.07%	22	$400,751.39
Over 120 Days Delinquent	0.17%	53	$1,026,616.29
Total Delinquent Receivables	2.20%	757	$13,066,941.07

Repossession Inventory:
Repossessed in the Current Collection Period		30	$583,498.39
Total Repossessed Inventory		47	$931,489.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2802%
Prior Collection Period			0.3036%
Current Collection Period			0.3397%
Three Month Average			0.3078%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer